LONG-TERM DEBT AND CREDIT FACILITIES - Changes in liabilities arising from financing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Changes from financing cash flows
Balance at the beginning	$ 1,925.6	$ 1,811.2
Debt issued	950.0	300.0
Debt repayments	(850.0)	(200.0)
Interest paid	(63.1)	(55.6)
Payments of lease liabilities	(20.7)	(14.3)
Changes for financing cash flows	1,941.8	1,841.3
Other changes
Interest expense and accretion	86.6	74.0
Capitalized interest	49.1	47.4
Capitalized interest paid	(47.9)	(45.0)
Additions of lease liabilities	38.2	22.9
Accretion of lease liabilities	3.0	2.9
Other cash changes	(26.6)	(10.0)
Other non cash changes	(11.9)	(7.9)
Other changes	90.5	84.3
Balance at the end	2,032.3	1,925.6
Total lease liabilities	2,032.3	1,925.6
Long-term debt
Changes from financing cash flows
Balance at the beginning	1,837.4	1,735.0
Debt issued	950.0	300.0
Debt repayments	(850.0)	(200.0)
Changes for financing cash flows	1,937.4	1,835.0
Other changes
Other cash changes	(12.8)
Other non cash changes	(0.7)	2.4
Other changes	(13.5)	2.4
Balance at the end	1,923.9	1,837.4
Total lease liabilities	1,923.9	1,837.4
Lease liabilities
Changes from financing cash flows
Balance at the beginning	54.9	42.9
Payments of lease liabilities	(20.7)	(14.3)
Changes for financing cash flows	34.2	28.6
Other changes
Additions of lease liabilities	38.2	22.9
Accretion of lease liabilities	3.0	2.9
Other non cash changes	(0.7)	0.5
Other changes	40.5	26.3
Balance at the end	74.7	54.9
Total lease liabilities	74.7	54.9
Accrued interest payable
Changes from financing cash flows
Balance at the beginning	33.3	33.3
Interest paid	(63.1)	(55.6)
Changes for financing cash flows	(29.8)	(22.3)
Other changes
Interest expense and accretion	86.6	74.0
Capitalized interest	49.1	47.4
Capitalized interest paid	(47.9)	(45.0)
Other cash changes	(13.8)	(10.0)
Other non cash changes	(10.5)	(10.8)
Other changes	63.5	55.6
Balance at the end	33.7	33.3
Total lease liabilities	$ 33.7	$ 33.3
IFRS 16 | Lease liabilities
Other changes
Total lease liabilities			$ 42.9